Summary of Significant Accounting Policies (Reorganization Preferred Stock Exchange) (Details) - USD ($) $ in Millions	Dec. 18, 2015	Mar. 31, 2016	Jan. 20, 2016	Dec. 31, 2015	Dec. 03, 2015	Dec. 02, 2015	Mar. 31, 2015	Dec. 31, 2014
Preferred Stock [Abstract}
Preferred stock, value, issued		$ 6		$ 6	$ 5,944			$ 5,000
Series A, B and C | Preferred stock
Preferred Stock [Abstract}
Aggregate liquidation value of preferred stocks					5,950
Series A
Preferred Stock [Abstract}
Preferred stock, value, issued		91	$ 2,687		2,778
Series B
Preferred Stock [Abstract}
Preferred stock, value, issued		64	2,008		2,073
Series C
Preferred Stock [Abstract}
Preferred stock, value, issued		95	999		$ 1,094
Initial fixed interest	5.00%
Series D
Preferred Stock [Abstract}
Preferred stock, value, issued	$ 195	$ 5,184	$ 5,694
Initial fixed interest		5.00%
Floating Rate	3.33%
GE Capital
Preferred Stock [Abstract}
Preferred stock, value, issued		$ 6		$ 6
GE Capital | Preferred stock
Preferred Stock [Abstract}
Preferred stock, value, issued							$ 4,949
GE Capital | Series A, B and C | Preferred stock
Preferred Stock [Abstract}
Aggregate liquidation value of preferred stocks						$ 5,000